FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At September 30, 2023 and December 31, 2022, assets held in the Trust Account were comprised of $26,711,906 and $118,377,460 in mutual funds, respectively. Through September 30, 2023, the Company withdrew $1,328,243 of interest earned on the Trust Account to pay for its tax obligations and $93,010,772 for redemption of shares in connection with the stockholders’ vote at the Special Meeting.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. Level 1 instruments include investments in money market funds. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

		September 30,	December 31,
Description	Level	2023	2022
Assets:
U.S. Mutual Funds Held in Trust Account	1	$26,711,906	$118,377,460

Liabilities:
Due to non-redeeming stockholders	3	$151,189	$—

Due to Non-redeeming Stockholders

The payments due to the Non-redeeming Stockholders in connection with the non-redemption agreements are accounted for as liabilities in accordance with ASC 815-40 and are presented within due to Non-redeeming Stockholders on the accompanying balance sheets. The liability due to Non-redeeming Stockholders was initially valued based on the terms of the non-redemption agreements in which the Company and certain of our Initial Stockholders agreed to pay the Non-redeeming Stockholders that entered into such agreements $0.04 per share for each one-month extension. The fair value was determined using a probability weighted expected return model that fair values the extension payment.

The following table presents the changes in the fair value of Level 3 liability due to Non-redeeming Stockholders:

Fair value as of December 31, 2022	$—
Initial value	480,000
Payments to Non-redeeming Stockholders	(320,000)
Change in fair value of due to Non-redeeming Stockholders	(8,811)
Fair value as of September 30, 2023	$151,189

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no other transfers to/from Levels 1, 2, and 3 during the three-month period ending September 30, 2023.

NOTE 9. FAIR VALUE MEASUREMENTS

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

At December 31, 2022, assets held in the Trust Account were comprised of $118,377,460 in mutual funds. At December 31, 2021, assets held in the Trust Account were comprised of $7,289 in cash and $116,717,711 in U.S. Treasury securities.

The gross holding losses and fair value of held-to-maturity securities at December 31, 2021 were as follows:

		Amortized	Gross
	Held-To-Maturity	Cost	Holding Loss	Fair Value
December 31, 2021	U.S. Treasury Securities (Mature on 4/14/2022)	$116,717,711	$—	$116,717,711

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. Level 1 instruments include investments in money markets and Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

		December 31,	December 31,
Description	Level	2022	2021
Assets:
U.S. Treasury Securities (Matured on 4/14/2022)	1	$—	$116,717,711
U.S. Mutual Funds Held in Trust Account	1	$118,377,460	$—